Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings/(loss) per common share:
Income/(loss) per share from continuing operations available to common shareholders	$ 0.91	$ 0.1	$ (0.11)
Net income/(loss) per share available to common shareholders	$ 0.91	$ 0.1	$ (0.11)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$ 0.9	$ 0.1	$ (0.11)
Diluted income/(loss) per share available to common shareholders	$ 0.9	$ 0.1	$ (0.11)